Derivatives (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		R$ 8,170
Balance sheet account receivable / (received) (payable) paid	R$ 360	(3,456)
Adjustment to fair value (in results / stockholders' equity)	2,416	4,803
Fair value	2,776	1,347
Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	35,601	52,915
Adjustment to fair value (in results / stockholders' equity)	19,650	25,293
Fair value	55,251	78,208
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,136	909
Balance sheet account receivable / (received) (payable) paid	(8)	(211)
Adjustment to fair value (in results / stockholders' equity)	(145)	(405)
Fair value	(153)	(616)
Liability Position [Member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	(35,241)	(56,371)
Adjustment to fair value (in results / stockholders' equity)	(17,234)	(20,490)
Fair value	(52,475)	(76,861)
Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	267,803
Purchase Commitments Shares [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,721
Purchase Commitments Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	774
Purchase Commitments Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	236,105
Purchase Commitments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	24,203
Commitments To Sell [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	576,202	601,719
Commitments To Sell Shares [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,580	11,702
Commitments To Sell Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	4,982	3,896
Commitments To Sell Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	547,150	557,806
Commitments To Sell Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	17,490	28,315
Sales Receivable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,869	3,901
Balance sheet account receivable / (received) (payable) paid	671	153
Adjustment to fair value (in results / stockholders' equity)	3
Fair value	674	153
Sales Deliverable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	620
Balance sheet account receivable / (received) (payable) paid	(472)
Adjustment to fair value (in results / stockholders' equity)	1
Fair value	(471)
Credit Derivatives Asset Position Interest [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	5,194
Balance sheet account receivable / (received) (payable) paid	188
Adjustment to fair value (in results / stockholders' equity)	(33)
Fair value	155
Non Deliverable Forward Liability Position Commodities [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	196
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)	4
Fair value	4
Credit Derivatives Asset Position Foreign Currency [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	34
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)	466
Fair value	466
Other Derivative Financial Instruments Shares [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	855
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)	17
Fair value	17
Futures contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	844,005	1,020,605
Futures contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	205,457	152,157
Futures contract [member] | Purchase Commitments [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		418,886
Futures contract [member] | Purchase Commitments Shares [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		3,395
Futures contract [member] | Purchase Commitments Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		503
Futures contract [member] | Purchase Commitments Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		385,229
Futures contract [member] | Purchase Commitments Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		29,759
Swap contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,396,474	1,571,025
Balance sheet account receivable / (received) (payable) paid	230	2,948
Adjustment to fair value (in results / stockholders' equity)	1,986	4,886
Fair value	2,216	7,834
Swap contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,271,339	975,785
Swap contract [member] | Liability Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,396,474
Balance sheet account receivable / (received) (payable) paid	(19,660)
Adjustment to fair value (in results / stockholders' equity)	(16,081)
Fair value	(35,741)
Swap contract [member] | Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,396,474	1,571,025
Balance sheet account receivable / (received) (payable) paid	19,890	22,396
Adjustment to fair value (in results / stockholders' equity)	18,067	24,506
Fair value	37,957	46,902
Swap contract [member] | Asset Position Shares [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	369
Balance sheet account receivable / (received) (payable) paid	7
Adjustment to fair value (in results / stockholders' equity)	6
Fair value	13
Swap contract [member] | Asset Position Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	708	222
Balance sheet account receivable / (received) (payable) paid	19	1
Adjustment to fair value (in results / stockholders' equity)	1	1
Fair value	20	2
Swap contract [member] | Asset Position Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,213,528	1,509,045
Balance sheet account receivable / (received) (payable) paid	17,807	20,913
Adjustment to fair value (in results / stockholders' equity)	15,079	23,502
Fair value	32,886	44,415
Swap contract [member] | Asset Position Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	181,869	61,758
Balance sheet account receivable / (received) (payable) paid	2,057	1,482
Adjustment to fair value (in results / stockholders' equity)	2,981	1,003
Fair value	5,038	2,485
Swap contract [member] | Liability Position Shares [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	3,416	1,604
Balance sheet account receivable / (received) (payable) paid	(612)	(180)
Adjustment to fair value (in results / stockholders' equity)	405	59
Fair value	(207)	(121)
Swap contract [member] | Liability Position Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,088	609
Balance sheet account receivable / (received) (payable) paid	(37)	(5)
Adjustment to fair value (in results / stockholders' equity)	4	1
Fair value	(33)	(4)
Swap contract [member] | Liability Position Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,175,623	1,491,476
Balance sheet account receivable / (received) (payable) paid	(17,168)	(18,130)
Adjustment to fair value (in results / stockholders' equity)	(13,225)	(18,487)
Fair value	(30,393)	(36,617)
Swap contract [member] | Liability Position Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	215,347	77,336
Balance sheet account receivable / (received) (payable) paid	(1,843)	(1,133)
Adjustment to fair value (in results / stockholders' equity)	(3,265)	(1,193)
Fair value	(5,108)	(2,326)
Swap contract [member] | Liability Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		1,571,025
Balance sheet account receivable / (received) (payable) paid		(19,448)
Adjustment to fair value (in results / stockholders' equity)		(19,620)
Fair value		(39,068)
Option contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,648,851	1,352,201
Balance sheet account receivable / (received) (payable) paid	(1,005)
Adjustment to fair value (in results / stockholders' equity)	(249)
Fair value	(1,254)
Option contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	32,413	58,633
Option contract [member] | Purchase Commitments [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	226,918	267,199
Balance sheet account receivable / (received) (payable) paid	4,313	3,071
Adjustment to fair value (in results / stockholders' equity)	688	(665)
Fair value	5,001	2,406
Option contract [member] | Purchase Commitments [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	212,969	223,496
Balance sheet account receivable / (received) (payable) paid	(4,679)	(7,997)
Adjustment to fair value (in results / stockholders' equity)	(447)	444
Fair value	(5,126)	(7,553)
Option contract [member] | Purchase Commitments Shares [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	42,955	131,529
Balance sheet account receivable / (received) (payable) paid	3,072	1,786
Adjustment to fair value (in results / stockholders' equity)	1,529	(131)
Fair value	4,601	1,655
Option contract [member] | Purchase Commitments Shares [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	41,220	131,361
Balance sheet account receivable / (received) (payable) paid	(2,905)	(4,448)
Adjustment to fair value (in results / stockholders' equity)	(1,048)	155
Fair value	(3,953)	(4,293)
Option contract [member] | Purchase Commitments Commodities [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	3,130	2,347
Balance sheet account receivable / (received) (payable) paid	280	43
Adjustment to fair value (in results / stockholders' equity)	(123)	(7)
Fair value	157	36
Option contract [member] | Purchase Commitments Commodities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,799	2,000
Balance sheet account receivable / (received) (payable) paid	(79)	(15)
Adjustment to fair value (in results / stockholders' equity)	(2)	5
Fair value	(81)	(10)
Option contract [member] | Purchase Commitments Interest [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	146,915	93,795
Balance sheet account receivable / (received) (payable) paid	241	156
Adjustment to fair value (in results / stockholders' equity)	(103)	4
Fair value	138	160
Option contract [member] | Purchase Commitments Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	140,310	64,256
Balance sheet account receivable / (received) (payable) paid	(1,001)	(181)
Adjustment to fair value (in results / stockholders' equity)	123	(5)
Fair value	(878)	(186)
Option contract [member] | Purchase Commitments Foreign Currency [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	33,918	39,528
Balance sheet account receivable / (received) (payable) paid	720	1,086
Adjustment to fair value (in results / stockholders' equity)	(615)	(531)
Fair value	105	555
Option contract [member] | Purchase Commitments Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	29,640	25,879
Balance sheet account receivable / (received) (payable) paid	(694)	(3,353)
Adjustment to fair value (in results / stockholders' equity)	480	289
Fair value		(3,064)
Option contract [member] | Commitments To Sell [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	588,977	419,044
Balance sheet account receivable / (received) (payable) paid	3,364	20,238
Adjustment to fair value (in results / stockholders' equity)	(647)	1,027
Fair value	2,717	21,265
Option contract [member] | Commitments To Sell [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	619,987	442,462
Balance sheet account receivable / (received) (payable) paid	(4,003)	(21,272)
Adjustment to fair value (in results / stockholders' equity)	157	(1,057)
Fair value	(3,846)	(22,329)
Option contract [member] | Commitments To Sell Shares [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	45,623	138,899
Balance sheet account receivable / (received) (payable) paid	2,332	19,592
Adjustment to fair value (in results / stockholders' equity)	(887)	1,094
Fair value	1,445	20,686
Option contract [member] | Commitments To Sell Shares [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		137,322
Balance sheet account receivable / (received) (payable) paid	(122)	(17,467)
Adjustment to fair value (in results / stockholders' equity)	(48)	(1,087)
Fair value	(170)	(18,554)
Option contract [member] | Commitments To Sell Commodities [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,409	904
Balance sheet account receivable / (received) (payable) paid	55	18
Adjustment to fair value (in results / stockholders' equity)	5	(6)
Fair value	60	12
Option contract [member] | Commitments To Sell Commodities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,947	963
Balance sheet account receivable / (received) (payable) paid		(32)
Adjustment to fair value (in results / stockholders' equity)		10
Fair value		(22)
Option contract [member] | Commitments To Sell Interest [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	521,735	256,483
Balance sheet account receivable / (received) (payable) paid	306	51
Adjustment to fair value (in results / stockholders' equity)	74	6
Fair value	380	57
Option contract [member] | Commitments To Sell Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	545,656	270,585
Balance sheet account receivable / (received) (payable) paid	(340)	(66)
Adjustment to fair value (in results / stockholders' equity)	(51)	(13)
Fair value	(391)	(79)
Option contract [member] | Commitments To Sell Foreign Currency [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	20,210
Balance sheet account receivable / (received) (payable) paid	671	577
Adjustment to fair value (in results / stockholders' equity)	161	(67)
Fair value	832	510
Option contract [member] | Commitments To Sell Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	24,984	33,592
Balance sheet account receivable / (received) (payable) paid	(765)	(3,707)
Adjustment to fair value (in results / stockholders' equity)	(397)	33
Fair value	(1,162)	(3,674)
Option contract [member] | Purchase Commitments Interest Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Fair value	(214)
Option contract [member] | Commitment To Sell Shares [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	46,400
Balance sheet account receivable / (received) (payable) paid	(2,776)
Adjustment to fair value (in results / stockholders' equity)	653
Fair value	(2,123)
Forward contract [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,022	4,755
Forward contract [member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	16	6
Forward contract [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,022	4,755
Balance sheet account receivable / (received) (payable) paid	290	549
Adjustment to fair value (in results / stockholders' equity)	2	(13)
Fair value	292	536
Purchases Receivable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,533
Balance sheet account receivable / (received) (payable) paid	2,602
Adjustment to fair value (in results / stockholders' equity)	(2)
Fair value	2,600
Purchases Receivable [Member] | Purchases Receivable Shares [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	38
Balance sheet account receivable / (received) (payable) paid	38
Adjustment to fair value (in results / stockholders' equity)	(2)
Fair value	36
Purchases Receivable [Member] | Purchases Receivable Shares [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		157
Balance sheet account receivable / (received) (payable) paid		157
Adjustment to fair value (in results / stockholders' equity)		(5)
Fair value		152
Purchases Receivable [Member] | Purchases Receivable Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,495
Balance sheet account receivable / (received) (payable) paid	2,564
Adjustment to fair value (in results / stockholders' equity)
Fair value	2,564
Purchases Receivable [Member] | Purchases Receivable Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		30
Balance sheet account receivable / (received) (payable) paid		295
Adjustment to fair value (in results / stockholders' equity)		1
Fair value		296
Purchases Payable [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount
Balance sheet account receivable / (received) (payable) paid	(2,511)
Adjustment to fair value (in results / stockholders' equity)
Fair value	(2,511)
Purchases Payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid		(30)
Fair value		(30)
Purchases Payable [Member] | Purchases Payable Commodities [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount
Balance sheet account receivable / (received) (payable) paid	(16)
Adjustment to fair value (in results / stockholders' equity)
Fair value	(16)
Purchases Payable [Member] | Purchases Payable Interest [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount
Balance sheet account receivable / (received) (payable) paid	(2,495)
Adjustment to fair value (in results / stockholders' equity)
Fair value	(2,495)
Purchases Payable [Member] | Purchases Payable Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid		(30)
Fair value		(30)
Sales Receivable Interests [Member] | Commitments To Sell Commodities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	16
Balance sheet account receivable / (received) (payable) paid	16
Adjustment to fair value (in results / stockholders' equity)	3
Fair value	19
Sales Receivable Interests [Member] | Commitments To Sell Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,627
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)
Fair value
Sales Receivable Interests [Member] | Purchases Payable Commodities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Adjustment to fair value (in results / stockholders' equity)
Sales Receivable Interests [Member] | Purchases Payable Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Adjustment to fair value (in results / stockholders' equity)
Sales Receivable Interests [Member] | Sales Receivable Shares [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	225	126
Balance sheet account receivable / (received) (payable) paid	223	124
Adjustment to fair value (in results / stockholders' equity)
Fair value	223	124
Sales Receivable Interests [Member] | Sales Receivable Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1
Balance sheet account receivable / (received) (payable) paid		23
Adjustment to fair value (in results / stockholders' equity)
Fair value		23
Sales Receivable Interests [Member] | Sales Receivable Interests [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	432
Fair value	432
Sales Deliverable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		667
Balance sheet account receivable / (received) (payable) paid		(26)
Adjustment to fair value (in results / stockholders' equity)		(9)
Fair value		(35)
Sales Deliverable [Member] | Sales Deliverable Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	431
Balance sheet account receivable / (received) (payable) paid	(472)
Adjustment to fair value (in results / stockholders' equity)	1
Fair value	(471)
Sales Deliverable [Member] | Sales Deliverable Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	189
Balance sheet account receivable / (received) (payable) paid		5,465
Adjustment to fair value (in results / stockholders' equity)		334
Fair value		5,799
Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	53,033	43,808
Credit Derivatives [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	40,059	25,174
Credit Derivatives [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		43,808
Balance sheet account receivable / (received) (payable) paid	(17)	(101)
Adjustment to fair value (in results / stockholders' equity)	150	(11)
Fair value	133	(112)
Credit Derivatives [Member] | Asset Position [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	38,069	28,724
Balance sheet account receivable / (received) (payable) paid	(196)	542
Adjustment to fair value (in results / stockholders' equity)	478	(50)
Fair value	282	492
Credit Derivatives [Member] | Liability Position Shares [Member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,347	2,846
Balance sheet account receivable / (received) (payable) paid	(18)	(58)
Adjustment to fair value (in results / stockholders' equity)	(12)	(58)
Fair value	(30)	(116)
Credit Derivatives [Member] | Liability Position Commodities [Member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1
Adjustment to fair value (in results / stockholders' equity)
Fair value
Credit Derivatives [Member] | Liability Position Interest [Member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	13,616	12,238
Balance sheet account receivable / (received) (payable) paid	197	(585)
Adjustment to fair value (in results / stockholders' equity)	(316)	97
Fair value	(119)	(488)
Credit Derivatives [Member] | Credit Derivatives Asset Position Shares [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	4,255	2,192
Balance sheet account receivable / (received) (payable) paid	69	71
Adjustment to fair value (in results / stockholders' equity)	75	15
Fair value	144	86
Credit Derivatives [Member] | Credit Derivatives Asset Position Commodities [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	15
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)
Fair value
Credit Derivatives [Member] | Credit Derivatives Asset Position Interest [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	33,799	26,532
Balance sheet account receivable / (received) (payable) paid	(265)	471
Adjustment to fair value (in results / stockholders' equity)	403	(65)
Fair value	138	406
Credit Derivatives [Member] | Liability Position [Member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	14,964	15,084
Balance sheet account receivable / (received) (payable) paid	179	(643)
Adjustment to fair value (in results / stockholders' equity)	(328)	39
Fair value	(149)	(604)
Credit Derivatives [Member] | Liability Position Commoditiest [Member] | Credit Derivatives Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid
Credit Derivatives [Member] | Credit Derivatives Asset Position Foreign Currency [Member] | Not later than one year [member] | Credit Derivatives Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	138,663	162,679
Balance sheet account receivable / (received) (payable) paid		(6,663)
Adjustment to fair value (in results / stockholders' equity)		122
Fair value		(6,541)
Non Deliverable Forward [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	316,620	326,100
Balance sheet account receivable / (received) (payable) paid	682	(936)
Adjustment to fair value (in results / stockholders' equity)	218	450
Fair value	900	(486)
Non Deliverable Forward [Member] | Asset Position [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	175,223	162,554
Balance sheet account receivable / (received) (payable) paid	4,769	5,808
Adjustment to fair value (in results / stockholders' equity)	609	332
Fair value	5,378	6,140
Non Deliverable Forward [Member] | Liability Position [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	141,397	163,546
Balance sheet account receivable / (received) (payable) paid	(4,087)	(6,744)
Adjustment to fair value (in results / stockholders' equity)	(391)	118
Fair value	(4,478)	(6,626)
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Commodities [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,406	72
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Commodities [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	269
Adjustment to fair value (in results / stockholders' equity)	(45)
Fair value	224
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Foreign Currency [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount		94
Adjustment to fair value (in results / stockholders' equity)		(385)
Fair value		(388)
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Foreign Currency [Member] | Not later than one year [member] | Non Deliverable Forward Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	172,817	159,611
Non Deliverable Forward [Member] | Non Deliverable Forward Asset Position Foreign Currency [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	4,500
Adjustment to fair value (in results / stockholders' equity)	654
Fair value	5,154
Non Deliverable Forward [Member] | Non Deliverable Forward Liability Position Commodities [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	2,734	867
Balance sheet account receivable / (received) (payable) paid	(134)	(81)
Adjustment to fair value (in results / stockholders' equity)	(12)	(4)
Fair value	(146)	(85)
Non Deliverable Forward [Member] | Credit Derivatives Asset Position Foreign Currency [Member] | Non Deliverable Forward Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Balance sheet account receivable / (received) (payable) paid	(3,953)
Adjustment to fair value (in results / stockholders' equity)	(379)
Fair value	(4,332)
Other Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	8,415
Other Derivative Financial Instruments [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,618	R$ 6,390
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	8,415
Balance sheet account receivable / (received) (payable) paid	180
Adjustment to fair value (in results / stockholders' equity)	309
Fair value	489
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member] | Other Derivative Financial Instruments Asset Position [Member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	6,279
Balance sheet account receivable / (received) (payable) paid	188
Adjustment to fair value (in results / stockholders' equity)	454
Fair value	642
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Shares [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	1,385
Balance sheet account receivable / (received) (payable) paid	(1)
Adjustment to fair value (in results / stockholders' equity)	(14)
Fair value	(15)
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Commodities [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	209
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)	(4)
Fair value	(4)
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Interest [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	382
Balance sheet account receivable / (received) (payable) paid	(7)
Adjustment to fair value (in results / stockholders' equity)	(15)
Fair value	(22)
Other Derivative Financial Instruments [Member] | Other Derivative Financial Instruments Foreign Currency [Member] | Other Derivative Financial Instruments Liability Position [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Off-balance sheet notional amount	160
Balance sheet account receivable / (received) (payable) paid
Adjustment to fair value (in results / stockholders' equity)	(112)
Fair value	R$ (112)